UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.5%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.9%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$100	$60,120
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	500	301,400
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	375	375,514

		$737,034

Education — 17.8%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,192,338
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	552,660
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,310,436
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	541,605
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	472,120
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	678,375
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	853,515
University of Pittsburgh, 5.25%, 9/15/29	500	587,055
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	632,857

		$6,820,961

Electric Utilities — 1.6%
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$600	$607,164

		$607,164

Escrowed/Prerefunded — 3.0%
Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$600	$626,184
Washington County Hospital Authority, (Monongahela Hospital), Prerefunded to 6/1/12, 5.50%, 6/1/17	500	511,865

		$1,138,049

General Obligations — 10.3%
Chester County, 5.00%, 7/15/27(2)	$500	$589,260
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,085,150
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,157,310
Philadelphia School District, 6.00%, 9/1/38	1,000	1,139,030

		$3,970,750

Hospital — 21.4%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$553,565

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$800,655
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	832,387
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,215	1,247,744
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	792,397
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,534,920
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	265,168
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(3)	1,000	1,179,180
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	735,365
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	267,118

		$8,208,499

Housing — 16.1%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$435	$447,454
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,115	1,139,965
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	840	852,255
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	518,520
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	885	901,718
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	507,040
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	970	978,691
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	830	845,048

		$6,190,691

Industrial Development Revenue — 8.3%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$220,452
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	795,315
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	289,070
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,384,830
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	514,750

		$3,204,417

Insured-Education — 12.4%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$540,015
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,675	1,676,976
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,115	1,183,517
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	410,003
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	941,167

		$4,751,678

Insured-Escrowed/Prerefunded — 8.7%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,615,136

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$2,000	$1,744,920

		$3,360,056

Insured-General Obligations — 3.7%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$555,320
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	858,758

		$1,414,078

Insured-Hospital — 10.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$330,660
Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	355	355,380
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,524,614
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,900	1,902,698

		$4,113,352

Insured-Lease Revenue/Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$552,555
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,304,546

		$1,857,101

Insured-Special Tax Revenue — 2.0%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,855	$402,139
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,335	372,386

		$774,525

Insured-Transportation — 9.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$500	$526,075
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,006,337
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	1,800	2,020,176

		$3,552,588

Insured-Water and Sewer — 3.8%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$548,795
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	542,104
Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	360	363,287

		$1,454,186

Senior Living/Life Care — 2.5%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$1,000	$530,140
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	207,902
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	203,820

		$941,862

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$126,543

		$126,543

Transportation — 12.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$499,400
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	304,494

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	$270	$271,164
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,071,150
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,313,798
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	834,345
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	520	556,707

		$4,851,058

Utilities — 1.6%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$624,618

		$624,618

Water and Sewer — 3.8%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$629,318
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	811,432

		$1,440,750

Total Tax-Exempt Investment — 156.5% (identified cost $56,462,764)		$60,139,960

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.1)%		$(21,175,266)

Other Assets, Less Liabilities — (1.4)%		$(544,732)

Net Assets Applicable to Common Shares — 100.0%		$38,419,962

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 11.6% of total investments.

(1)	Defaulted bond.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	50 U.S. 30-Year Treasury Bond	Short	$(7,040,928)	$(7,082,813)	$(41,885)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $41,885.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,806,856

Gross unrealized appreciation	$4,474,759
Gross unrealized depreciation	(791,655)

Net unrealized appreciation	$3,683,104

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$60,139,960	$—	$60,139,960
Total Investments	$—	$60,139,960	$—	$60,139,960

Liability Description
Futures Contracts	$(41,885)	$—	$—	$(41,885)
Total	$(41,885)	$—	$—	$(41,885)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012